Income Taxes (Details 2) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Current asset	0	12,183
Non-current asset	0	424
Current liability	0	0
Non-current liability	(2,934)	(2,832)
Net deferred income taxes	(2,934)	9,775